Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.30%
Australia–2.89%
ALS Ltd.	4,457,813	$41,388,382
Cochlear Ltd.	346,753	52,339,942
IPH Ltd.	8,638,356	52,274,397
		146,002,721
Austria–0.51%
Fabasoft AG	1,137,298	25,911,522
Brazil–2.05%
Odontoprev S.A.	21,702,440	48,652,319
TOTVS S.A.	5,494,537	32,547,471
WEG S.A.	2,980,400	22,451,490
		103,651,280
Canada–1.32%
CCL Industries, Inc., Class B	473,520	22,146,593
Descartes Systems Group, Inc. (The)(a)	606,214	44,239,886
		66,386,479
Denmark–1.95%
Chemometec A/S	576,527	50,464,842
SimCorp A/S	682,729	47,663,871
		98,128,713
France–4.22%
Alten S.A.	292,071	44,793,008
Interparfums S.A.	565,616	37,042,915
Lectra	996,086	41,492,358
Neurones	921,048	39,359,928
Thermador Groupe	269,790	27,107,879
Vetoquinol S.A.	246,663	22,919,021
		212,715,109
Germany–9.22%
Amadeus Fire AG(b)	296,057	41,166,212
Atoss Software AG	205,298	36,276,613
Carl Zeiss Meditec AG, BR	595,173	85,384,175
CTS Eventim AG & Co. KGaA(a)	769,906	53,832,083
Fuchs Petrolub SE, Preference Shares	774,190	30,805,597
Knorr-Bremse AG	398,239	26,068,827
Nemetschek SE	675,772	35,955,999
New Work SE	254,092	46,481,238
Sartorius AG, Preference Shares	117,782	52,601,883
STRATEC SE	356,939	32,476,684
Symrise AG	226,504	23,998,046
		465,047,357
Iceland–1.18%
Marel HF(c)	7,558,271	29,233,357
Ossur HF(a)	6,239,950	30,067,025
		59,300,382
India–2.64%
AIA Engineering Ltd.	808,622	27,171,341
Britannia Industries Ltd.	885,813	46,727,232
Coforge Ltd.	539,280	29,027,640
Shares		Value
India–(continued)
Triveni Turbine Ltd.	9,053,930	$30,153,631
		133,079,844
Indonesia–0.24%
PT Selamat Sempurna Tbk	116,973,100	12,325,453
Israel–1.61%
Nice Ltd., ADR	391,024	81,110,108
Italy–4.02%
Antares Vision S.p.A.(a)(b)	1,945,014	18,006,359
DiaSorin S.p.A.	334,328	43,513,298
Interpump Group S.p.A.	924,252	48,174,249
Recordati Industria Chimica e Farmaceutica S.p.A.	846,946	36,999,035
Technoprobe S.p.A.(a)	3,675,425	27,004,170
Tinexta S.p.A.	1,066,579	29,052,647
		202,749,758
Japan–22.04%
Ariake Japan Co. Ltd.(b)	1,695,600	57,231,572
As One Corp.	1,158,326	51,964,424
Azbil Corp.	2,906,200	82,034,798
Benefit One, Inc.	3,169,500	52,396,471
Daifuku Co. Ltd.	1,045,900	57,736,222
Disco Corp.	255,400	76,688,036
Fukui Computer Holdings, Inc.(b)	1,507,400	34,766,173
Funai Soken Holdings, Inc.	805,000	17,428,389
Infomart Corp.	8,456,826	27,393,296
Japan Elevator Service Holdings Co. Ltd.	3,191,700	44,991,795
Kakaku.com, Inc.	1,736,700	28,984,586
Medikit Co. Ltd.	175,500	3,331,498
Meitec Corp.	2,935,158	55,201,725
MISUMI Group, Inc.	1,230,300	30,926,715
MonotaRO Co. Ltd.	1,936,920	29,371,125
NSD Co. Ltd.	2,063,400	37,067,206
OBIC Business Consultants Co. Ltd.	1,202,100	47,127,333
Obic Co. Ltd.	628,600	100,580,416
SCSK Corp.	2,427,500	39,534,202
Seria Co. Ltd.	1,823,500	40,096,909
SHO-BOND Holdings Co. Ltd.	1,031,300	43,886,686
Sysmex Corp.	562,300	37,342,372
TechnoPro Holdings, Inc.	1,798,400	55,929,967
TKC Corp.	1,337,518	38,146,319
USS Co. Ltd.	1,315,748	21,564,479
		1,111,722,714
Jersey–0.81%
JTC PLC(c)	4,584,818	40,667,877
Netherlands–1.04%
IMCD N.V.	330,304	52,383,742
New Zealand–0.46%
Fisher & Paykel Healthcare Corp. Ltd.	1,418,495	23,214,682

See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
Norway–0.40%
Medistim ASA	910,000	$19,992,683
South Korea–0.66%
NICE Information Service Co. Ltd.(b)(d)	3,139,282	33,277,283
Sweden–12.42%
AddTech AB, Class B	2,429,640	38,732,417
Alfa Laval AB	1,741,897	54,537,531
Biotage AB	2,340,380	36,078,490
Bravida Holding AB(c)	2,975,567	32,905,366
Cellavision AB	943,238	22,259,629
Epiroc AB, Class A	1,836,324	35,723,134
Fortnox AB	8,212,655	41,527,355
Hexpol AB	4,109,284	44,424,026
Karnov Group AB(a)(b)	6,523,524	37,594,115
Lifco AB, Class B	2,410,674	44,270,941
Lime Technologies AB(b)	820,730	17,984,759
Loomis AB	1,412,756	42,079,098
MIPS AB(c)	720,719	27,581,933
Mycronic AB	1,463,803	31,255,829
Sdiptech AB, Class B(a)(b)	1,952,861	47,756,978
SmartCraft ASA(a)	9,240,201	16,958,031
Vitec Software Group AB, Class B	1,283,935	54,497,425
		626,167,057
Switzerland–9.53%
Belimo Holding AG	96,168	50,589,891
Bossard Holding AG, Class A	96,778	24,621,965
Forbo Holding AG	24,038	31,561,363
Interroll Holding AG, Class R	10,949	34,052,002
Kardex Holding AG	238,833	46,547,640
LEM Holding S.A.	21,521	47,612,522
Partners Group Holding AG	104,605	98,311,701
Tecan Group AG, Class R(a)	139,848	58,765,880
VAT Group AG(a)(c)	118,602	36,998,380
VZ Holding AG	648,724	51,567,522
		480,628,866
Taiwan–0.57%
Advantech Co. Ltd.	2,504,000	28,589,045
United Kingdom–15.75%
Alpha Financial Markets Consulting PLC(b)	7,171,620	41,113,390
Shares		Value
United Kingdom–(continued)
Auction Technology Group PLC(a)	3,582,346	$31,100,820
Bunzl PLC	710,824	26,092,623
Croda International PLC	891,191	75,940,498
Diploma PLC	1,518,063	51,381,653
FDM Group Holdings PLC	3,798,283	36,791,815
Halma PLC	2,107,531	56,078,701
Hill & Smith PLC	1,931,705	30,154,583
Howden Joinery Group PLC	5,593,479	47,676,783
IMI PLC	2,370,322	42,453,170
Intertek Group PLC	592,818	31,864,112
Johnson Service Group PLC(b)	24,277,275	33,855,816
Rathbones Group PLC	1,427,821	36,972,174
Restore PLC(b)	10,934,102	40,052,633
Rightmove PLC	4,317,447	31,406,380
Rotork PLC	9,857,727	38,914,462
Spirax-Sarco Engineering PLC	468,892	66,947,316
Victrex PLC	1,671,287	38,079,682
Weir Group PLC (The)	1,701,745	37,468,790
		794,345,401
United States–2.77%
Allegion PLC	215,186	25,295,114
Bruker Corp.	940,369	65,938,674
ICON PLC(a)	210,508	48,566,301
		139,800,089
Total Common Stocks & Other Equity Interests (Cost $3,719,969,226)		4,957,198,165
Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(b)(d)	20,561,222	20,561,222
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(b)(d)	14,682,195	14,686,600
Invesco Treasury Portfolio, Institutional Class, 4.30%(b)(d)	23,498,539	23,498,538
Total Money Market Funds (Cost $58,746,360)		58,746,360
TOTAL INVESTMENTS IN SECURITIES—99.47% (Cost $3,778,715,586)		5,015,944,525
OTHER ASSETS LESS LIABILITIES–0.53%		26,821,733
NET ASSETS–100.00%		$5,042,766,258
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,447,173	$91,759,876	$(77,645,827)	$-	$-	$20,561,222	$74,708
Invesco Liquid Assets Portfolio, Institutional Class	4,604,909	65,542,769	(55,461,273)	(397)	592	14,686,600	66,261
Invesco Treasury Portfolio, Institutional Class	7,368,198	104,868,430	(88,738,089)	-	-	23,498,538	101,718
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,507,691	(10,507,691)	-	-	-	14,278*
Invesco Private Prime Fund	-	26,950,210	(26,949,780)	-	(430)	-	38,422*
Investments in Other Affiliates:
Alpha Financial Markets Consulting PLC	25,993,604	5,881,140	-	9,238,646	(1)	41,113,390	324,669
Amadeus Fire AG	30,113,154	-	(282,549)	11,338,271	(2,663)	41,166,212	-
Antares Vision S.p.A.	16,508,773	-	-	1,497,586	-	18,006,359	-
Ariake Japan Co. Ltd.	66,191,196	-	(7,280,404)	2,873,832	(4,553,052)	57,231,572	138
Fukui Computer Holdings, Inc.	31,715,825	3,147,100	-	(96,753)	-	34,766,173	-
Johnson Service Group PLC	37,689,191	-	(13,838,894)	14,558,170	(4,552,651)	33,855,816	-
Karnov Group AB	34,774,863	-	-	2,819,252	-	37,594,115	-
Lime Technologies AB	13,931,719	1,183,174	-	2,869,866	-	17,984,759	-
NICE Information Service Co. Ltd.	-	40,039,480	-	(6,762,197)	-	33,277,283	598,963
Restore PLC	45,141,202	-	-	(5,088,569)	-	40,052,633	-
Sdiptech AB, Class B	45,943,824	-	(10,451,469)	7,623,047	4,641,576	47,756,978	-
Total	$366,423,631	$349,879,870	$(291,155,976)	$40,870,754	$(4,466,629)	$461,551,650	$1,219,157

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $167,386,913, which represented 3.32% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$146,002,721	$—	$146,002,721
Austria	—	25,911,522	—	25,911,522
Brazil	103,651,280	—	—	103,651,280
Canada	66,386,479	—	—	66,386,479
Denmark	—	98,128,713	—	98,128,713
France	—	212,715,109	—	212,715,109
Germany	—	465,047,357	—	465,047,357
Iceland	—	59,300,382	—	59,300,382
India	—	133,079,844	—	133,079,844
Indonesia	—	12,325,453	—	12,325,453
Israel	81,110,108	—	—	81,110,108
Italy	—	202,749,758	—	202,749,758
Japan	—	1,111,722,714	—	1,111,722,714
Jersey	—	40,667,877	—	40,667,877
Netherlands	—	52,383,742	—	52,383,742
New Zealand	—	23,214,682	—	23,214,682
Norway	—	19,992,683	—	19,992,683
South Korea	—	33,277,283	—	33,277,283
Sweden	—	626,167,057	—	626,167,057
Switzerland	—	480,628,866	—	480,628,866
Taiwan	—	28,589,045	—	28,589,045
United Kingdom	—	794,345,401	—	794,345,401
United States	139,800,089	—	—	139,800,089
Money Market Funds	58,746,360	—	—	58,746,360
Total Investments	$449,694,316	$4,566,250,209	$—	$5,015,944,525
Invesco International Small-Mid Company Fund